Income Taxes - Schedule of Statutory Federal Income Tax Rate to Income Before Income Taxes (Details)	11 Months Ended
Dec. 31, 2024
Schedule of Statutory Federal Income Tax Rate to Income Before Income Taxes [Abstract]
Tax benefit derived by applying the federal statutory rate to income before income taxes	(21.00%)
Permanent differences	(0.18%)
Research and development credits	(3.41%)
Other	(0.87%)
Change in the valuation allowance	25.46%
Income tax (benefit) expense	0.00%